Premises and Equipment (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
PREMISES AND EQUIPMENT
Summary of Premises and equipment

	March 31,	December 31,
	2015	2014
	(Dollars in thousands)

Land	$7,652	$7,652
Buildings and improvements	21,827	21,831
Furniture, fixtures and equipment	8,124	8,075
	37,603	37,558
Less accumulated depreciation	(12,786)	(12,358)
Total	$24,817	$25,200

	December 31,
	2014	2013
	(Dollars in thousands)

Land	$7,652	$6,588
Buildings and improvements	21,831	16,238
Furniture, fixtures and equipment	8,075	5,923
	37,558	28,749
Less accumulated depreciation	(12,358)	(7,384)
Total	$25,200	$21,365